Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 6,000	$ 63,717	$ (137,754)	$ (68,037)
Balance, shares at Dec. 31, 2015	6,000,000
Net loss for the year			(88,196)	(88,196)
Stock-based compensation
Stock-based compensation, related party
Balance at Dec. 31, 2016	$ 6,000	63,717	(225,950)	$ (156,233)
Balance (in shares) at Dec. 31, 2016	6,000,000			6,000,000
Net loss for the year			(467,058)	$ (467,058)
Share issuance, net of offering costs of $3,533	$ 5,600	550,867		556,467
Share issuance, net of offering costs of $3,533, shares	5,600,000
Stock-based compensation		188,934		188,934
Stock-based compensation, related party		22,500		22,500
Balance at Dec. 31, 2017	$ 11,600	$ 826,018	$ (693,008)	$ 144,610
Balance (in shares) at Dec. 31, 2017	11,600,000			11,600,000
Net loss for the year				$ (1,022,518)
Stock-based compensation, related party				41,289
Balance at Mar. 31, 2018				$ (833,390)
Balance (in shares) at Mar. 31, 2018				11,600,000